9. COMMON STOCK PURCHASE OPTIONS (Details 2) (USD $)	12 Months Ended
Mar. 31, 2013
Options:
Non-vested at March 31, 2012	$ 616,666
Stock options issued during the year	795,000
Vested during the year ended March 31, 2012	(256,666)
Non-vested at March 31, 2013	$ 1,155,000
Non-vested at March 31, 2012	$ 0.34
Stock options issued during the year	$ 1.25
Vested during the year ended March 31, 2012	$ 0.74
Non-vested at March 31, 2013	$ 0.34